1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Warranty rollforward) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warranty roll forward
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	6,109	14,842
Warranty claims incurred	(6,109)	(14,842)
Balance at end of period	$ 25,000	$ 25,000